LONG-TERM BANK LOANS	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Long-term Debt [Text Block]
NOTE 10:-	LONG-TERM BANK LOANS

In September and December 2011, the Company entered into loan agreements with Israeli commercial banks that provided loans in the total principal amount of $23,750 (the "2011 Loans"). Certain amounts of the 2011 Loans were required to be maintained as compensating bank deposits that decrease as the loans are repaid. The 2011 Loans bear interest at LIBOR plus 2.1%-4.35% with respect to $19,850 of the original principal amount. The remaining $3,900 of original principal amount bear interest at 0.5% above the interest rate paid on the bank deposit. Of these 2011 Loans, $19,850 of the principal amount was repayable in 20 equal quarterly installments and the remaining $3,900 of principal amount was repayable in 10 equal semiannual payments through September 2017.

In December 2015, the Company entered into loan agreements with an Israeli commercial bank that provided loans in the total principal amount of $3,000 and Euro 3,000 (the "2015 Loans"). Certain amounts of the 2015 Loans are required to be maintained as a compensating bank deposit that decreases as the loans are repaid. The loans bear interest at LIBOR plus 1%-2.5% and are repayable in 20 equal quarterly installments through December 2020.

In December 2016, the Company entered into loan agreements with an Israeli commercial bank that provided loans in the total principal amount of $6,000 (the "2016 Loans"). Certain amounts of the 2016 Loans are required to be maintained as a compensating bank deposit that decreases over the repayment period of the loans. The loans bear interest at LIBOR plus 1.1%-2.5% and are repayable in 20 equal quarterly installments through December 2021.

As of December 31, 2016 and 2017, the banks have a lien on the Company's assets that secures the 2011 Loans, the 2015 Loans and the 2016 Loans. As of December 31, 2016 and 2017, the Company is required to maintain a total of $5,910 and $4,200, respectively, in compensating balances with the banks, to secure the 2011 Loans, the 2015 Loans and the 2016 Loans.

As of December 31, 2016 and 2017, the compensating balances are included in $1,710 and $1,200 of short-term and restricted bank deposits and $4,200 and $3,000 of long-term and restricted bank deposits, respectively. The amount of the compensating balances that is required decreases as the loans are repaid. The agreements with respect to the 2011 Loans, the 2015 Loans and the 2016 Loans require the Company, among other things, to meet certain financial covenants such as maintaining shareholders' equity, cash balances, and liabilities to banks at specified levels, as well as achieving certain levels of operating income (the "Covenants").

As of December 31, 2016 and 2017, the Company was in compliance with all of the Covenants.